Trade and Other Payables (Details) - Schedule of trade and other payables - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade payables	£ 24,036	£ 12,668
Accruals and other creditors	31,816	10,348
Tax and social security payables	4,115	2,119
Contract liabilities	13,678	9,059
Deferred consideration	2,924	1,375
Total	76,569	35,569
Current	76,569	35,569
Non-current